EQUITY	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Equity [Abstract]
EQUITY

NOTE 5 - EQUITY

Preferred shares

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001.

During the six months ended February 28, 2019, there were no issuances of preferred stock

Common Shares

The Company has authorized 150,000,000 shares of common stock with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the six months ended February 28, 2019, the Company received cash of $1,257,905 for 1,677,196 units at a price of $0.75 per unit (a “Series D Unit”) pursuant to the Company’s Series D offering. Each Series D Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series D Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.75 per share, for a period of 5 years from the issue date.

Warrants

In connection with the common stock sold pursuant to subscription agreements in fiscal year 2019, 2018 and 2017, each individual investor received warrants to purchase additional shares of the stock.

For each unit purchased in the Company’s Series A offering, Series B offering, Series C offering and Series D offering, each investor will receive one Series A, Series B, Series C or Series D Common Stock Purchase Warrant, respectively, to purchase one share of the Company’s common stock for a period of five years from the date of the subscription agreement at a price per share from $1.00 to $1.75, depending on the subscription round.

Under the terms of the subscription agreements for the Company’s private placement offerings, following the closing date of such private offering until the earlier of (i) the date that the registration statement of the shares issued in such offering is declared effective by the SEC, or (ii) the date the shares otherwise become freely tradable, if the Company issues any common stock or common stock equivalent entitling the new investor to acquire common stock at a price below the purchase price for that particular prior subscription agreement, the Company will be required to issue the prior investor additional units, each consisting of one share of common stock and a warrant to purchase one share of common stock, equal to the difference between the units actually issued at such closing to the new investor, and the number of units we would have issued to the prior investor had the offering been completed at this new, lower price per share. Management reviewed the terms of the agreements and determined that in accordance with ASC 815, these cash subscription agreements entered into by the Company contain derivative features. As of February 28, 2019, a derivative liability of $584,920 has been recorded.

A summary of activity during the six months ended February 28, 2019 follows:

		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2018	3,962,293	$1.30	4.23
Granted	1,677,196	1.75	5
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, February 28, 2019	5,639,489	$1.43	4.04

The intrinsic value of the warrants as of February 28, 2019 is $390,422.

Stock Options

On August 17, 2018, the Company granted options to consultants to purchase an aggregate of 400,000 shares of the Company’s common stock at a price of $1.35 per share with various vesting schedules. The options expire on August 17, 2028, unless such consultant ceases his or her service as a consultant prior the exercise or expiration of the option. One consultant also serves as a director.

During the six months ended February 28, 2019, $57,355 was expensed, and as of February 28, 2019, $372,164 remains unamortized. The intrinsic value of the 400,000 options as of February 28, 2019 is $0, and the weighted average value of the remaining life of the options is $9.47.

During the six months ended February 28, 2019, the Company recorded $26,000 of stock compensation expense for five members of the Company’s Board of Directors.

The following is a summary of stock option activity during the six months ended February 28, 2019:

Options Outstanding
	Number of	Weighted Average	Fair Value
	Options	Exercise Price	on Grant Date
Outstanding, August 31, 2018	400,000	$1.35	$536,688
Granted	-	-	-
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, February 28, 2019	400,000	$1.35	$536,688

The following table summarizes information relating to exercisable stock options as of February 28, 2019:

Options Outstanding			Options Exercisable
	Weighted Average Remaining	Weighted Average		Weighted Average
Number of Options	Contractual life (in years)	Exercise Price	Number of Shares	Exercise Price
400,000	9.47	$1.35	108,560	$1.35

NOTE 5 - EQUITY

Authorized Stock

On January 19, 2017, a majority of stockholders of the Company and the board of directors approved a change of name of the Company from Knight Knox Development Corp. to Reactive Medical Inc. and an increase to the authorized capital from 75,000,000 shares of common stock, par value $0.001 to 150,000,000 shares of common stock, par value $0.001 and 50,000,000 shares of preferred stock, par value $0.001.

Preferred shares

The Company has authorized 50,000,000 shares of preferred stock with a par value of $0.001.

During the year ended August 31, 2018 and 2017, there were no issuance of preferred stock.

Common Shares

The Company has authorized 150,000,000 common stock with a par value of $0.001 per share. Each common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year ended August 31, 2017, the Company received $770,921 that has been recorded as stock issued in relation to a subscription agreement on June 30, 2017, for the issuance of 1,927,302 common stock. The shares of common stock were not issued as of August 31, 2017, however, the individuals that contributed cash to the Company had shareholder rights on the shares associated with the subscription agreement, and therefore the common stock was considered to be issued as of August 31, 2017.

Per the terms of the subscription agreement, following the closing date until the earlier of (i) the date that the registration is declared effective by the SEC, or (ii) the date the shares become freely tradable, if the Company issues any common stock or common stock equivalent entitling the holder to acquire common stock at a price below $0.40, the Company will be required to issue the subscribers that number of additional unites equal to the difference between the units issued at closing, and the number units the Company would have issued to the subscriber had the offering been completed at this discounted price.

During the year ended August 31, 2017, the Company issued 1,760,000 shares of common stock, par value $0.001 for proceeds of $1,760. The Company cancelled 400,000 shares of common stock and refunded $400.

The Company has issued 520,000 Restricted Shares Award (the “RSAs”) to five of the Company’s Directors, vesting annually over a four-year period, in each case subject to the director’s continued service to the Company. Refer to Note 4 for further discussion related to the RSAs.

During the year ended August 31, 2018, the Company issued as follows,

•	On January 2, 2018, the Company issued 120,000 shares of its common stock valued at $126,000 to NEOMED for services.

The Company received $10,000 that has been recorded as stock issued in relation to a subscription agreement on June 30, 2017, for the issuance of 25,000 shares of common stock.

•

During the year ended August 31, 2018, the Company received cash of $850,785 that has been recorded for the issuance of 1,308,893 shares of common stock at a price of $0.65 per Unit pursuant to a private placement offering conducted by the Company in relation to subscription agreements accepted on January 26, 2018 and March 15, 2018. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series A Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.50 per share for a period of 5 years from the issue date.

•

During the year ended August 31, 2018, the Company received cash of $525,828 that has been recorded for the issuance of 701,098 shares of common stock at a price of $0.75 per Unit pursuant to a private placement offering conducted by the Company in relation to subscription agreements accepted up to August 31, 2018. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series C Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.75 per share for a period of 5 years from the issue date.

Under the terms of the subscription agreements for our private placement offerings, following the closing date of such private offering until the earlier of (i) the date that the registration statement of the shares issued in such offering is declared effective by the SEC, or (ii) the date the shares otherwise become freely tradable, if we issue any common stock or common stock equivalent entitling the new investor to acquire common stock at a price below the purchase price for that particular prior subscription agreement, we will be required to issue the prior investor additional units, each consisting of one share of common stock and a warrant to purchase one share of common stock, equal to the difference between the units actually issued at such closing to the new investor, and the number of units we would have issued to the prior investor had the offering been completed at this new, lower price per share.  In accordance with ASC 815, these cash subscription agreements entered into by the Company contain derivative features which were determined to be immaterial.

Warrants

In relation to the common stock related to subscription agreements mentioned above, each individual investor received warrants with the purchase of the stock. For each share purchased, the investor will receive one Series A or Series B Common Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription with ranges of prices from $1.00 per share to $1.75 per share.

As of August 31, 2018, there are 3,962,293 Common Stock Purchase Warrants outstanding and exercisable, with a weighted average life remaining of 4.23 years, and weighted average exercise price of $1.30. The intrinsic value of the warrants as of August 31, 2018 is $585,691.

2018 Equity Incentive Plan

On August 17, 2018, the Board of Directors of the Company approved the Equity Incentive Plan (the “2018 Plan”). The 2018 Plan permits the Company to issue up to 3,000,000 shares of common stock upon exercise of options granted to selected employees, officers, directors, consultants and advisers. The options may be either “incentive stock options” (as such term is defined in the Internal Revenue Code of 1986) or nonstatutory stock options that are not intended to qualify as “incentive stock options”. Incentive stock options may be granted only to employees. The 2018 Plan is administered by the Board or, at the discretion of the Board, a Board committee. The administrator determines who will receive options and the terms of the options, including the exercise price, expiration date, vesting and the number of shares. The exercise price of each stock option may not be less than the fair market value of the Common Stock on the date of grant, although the exercise price of any incentive stock option granted to a 10% stockholder may not be less than 110% of the fair market value on the grant date. Options may be exercisable (“vest”) immediately or in increments based on time and/or performance criteria as determined by the administrator. The term of any option may not exceed 10 years (five years for any incentive stock option granted to a 10% stockholder), and unless otherwise determined by the administrator, each option must terminate no later than three months after the termination of the optionee’s employment (one year in the event of death or disability). Subject to a few minor exceptions, options may not be transferred other than by will or by the laws of descent and distribution. The 2018 Plan will expire on August 17, 2028.

On August 17, 2018, the Company granted options to directors and consultants to purchase an aggregate of 400,000 shares of our common stock at a price of $1.35 per share with a various vesting schedule. The options expire August 17, 2028, unless such director and consultants ceases his or her service as a director or consultant prior the exercise or expiration of the option.

The Company utilizes the Black-Scholes model to value the stock options. The Company utilized the following assumptions:

•	Expected term: 10 years
•	Expected volatility: 170%
•	Risk free interest rate: 2.87%
•	Expected dividend yield: 0%

Name	Number of Shares	Exercise Price	Vesting Commencement Date	Expiration Date	Vesting Schedule
Saoirse O’Sullivan	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
R. Martin Emanuele, Ph.D.	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
Andy Yates, Ph.D.	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
Steven D. Reich, M.D.	100,000	$1.35	April 1, 2018	August 17, 2028	(2)
Total option grants:	400,000

_______________

(1)

Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.

(2)

The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 60, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.

As of August 31, 2018, there were 2,600,000 shares available for future grant under the 2018 Plan. During the year ended August 31, 2018, $107,169 was expensed, and as of August 31, 2018, $429,519 remains unamortized. The intrinsic value of the 400,000 options as of August 31, 2018 is $0, and the weighted average value of the remaining life of the options is 9.97.